Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 14,024	$ 16,738
Less: accumulated depreciation	(5,017)	(6,832)
Property plant and equipment net	9,007	9,906
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	751	1,098
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,584	4,602
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,140	10,083
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7,549	$ 955